Ally Master Owner Trust
Monthly Servicing Report
November 15, 2017

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of October 31, 2017

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$12,305,175,416.77	314,429	$39,134.99	87.67%
Used Auto	$831,779,938.59	43,592	$19,081.02	5.93%
Medium Duty Trucks	$18,797,802.20	445	$42,242.25	0.13%
Less Dealer Reserve	$1,402,818,948.07
Total	$11,752,934,209.49	358,466		93.72%

Ally Bank Retained Receivables
New Auto	$111,479,550.05	2,871	$38,829.52	0.79%
Used Auto	$729,447,545.62	33,879	$21,530.96	5.20%
Medium Duty Trucks	$150,939.00	2	$75,469.50	0.00%
DPP	$39,290,924.50	1,234	$31,840.30	0.28%
Other	$438,077.50	4	$109,519.38	0.00%
Total	$880,807,036.67	37,990		6.28%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$12,633,741,246.16	396,456		100.00%
Dealer Reserve	$1,402,818,948.07
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$14,036,560,194.23	396,456		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$11,437,379,379.08	1,439	81.48%
Limited	Eligible	$1,701,618,562.25	199	12.12%
Programmed	Eligible	$16,755,216.23	14	0.12%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$706,939,577.38	N/A	5.04%
Limited	Ineligible	$133,253,976.81	N/A	0.95%
Programmed	Ineligible	$40,613,482.48	N/A	0.29%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$14,036,560,194.23	1,652	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$9,929,122,074.16	284,448	70.74%
121-180 Days		$1,519,751,847.46	40,688	10.83%
181-270 Days		$1,323,014,320.81	35,162	9.43%
Over 270 Days		$1,264,671,951.80	36,158	9.01%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$14,036,560,194.23	396,456	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,987	25,259,576	81.25%
L…………………………………....	842	5,639,509	18.14%
P……………………………………	75	188,282	0.61%
N …………………………………..	—	—	—%
Total ……………………………….	4,904	31,087,367	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,059	25,630,202	81.27%
L…………………………………....	870	5,696,129	18.06%
P……………………………………	81	209,444	0.66%
N …………………………………..	—	—	—%
Total ……………………………….	5,010	31,535,775	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,149	26,442,507	81.71%
L…………………………………....	838	5,707,008	17.63%
P……………………………………	77	213,215	0.66%
N …………………………………..	—	—	—%
Total ……………………………….	5,064	32,362,730	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.